Loss per share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Loss per share
16.	Loss per share
The basic and diluted loss per share excludes options exercisable for 913,125 common shares of the Company at a weighted average exercise price of $10.17, warrants exercisable for 358,188 common shares of the Company at a weighted average exercise price of $8.33, 3,395,833 vested DSUs and 285,000 vested RSUs as these are anti-dilutive.